INCOME AND MINING TAXES - Components of net deferred income tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
INCOME AND MINING TAXES
Total deferred income tax assets	$ 53,796	$ 11,574
Mining properties
INCOME AND MINING TAXES
Total deferred income tax assets	28,388	(26,627)
Net operating loss carry forwards
INCOME AND MINING TAXES
Total deferred income tax assets		13,466
Mining taxes
INCOME AND MINING TAXES
Total deferred income tax assets	6,098	1,995
Reclamation provisions and other labilities
INCOME AND MINING TAXES
Total deferred income tax assets	$ 19,310	$ 22,740